CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 440,838	$ 188,670
Restricted cash	0	2,347
Short-term deposits	5,000	287,000
Accounts receivable, net	46,886	37,547
Prepaid expenses and other current assets	10,607	14,371
Short-term investments	28,968	0
Total current assets	532,299	529,935
Property and equipment, net	15,639	18,586
Operating lease right-of-use assets	29,742	35,158
Deferred contract acquisition costs	15,562	14,383
Other assets, noncurrent	8,690	8,922
Total assets	601,932	606,984
Current liabilities:
Accounts payable	2,573	2,110
Accrued compensation and benefits	24,016	24,134
Guarantee obligations	12,719	12,361
Provision for chargebacks, net	12,092	11,980
Operating lease liabilities, current	5,615	6,214
Accrued expenses and other current liabilities	12,796	15,813
Total current liabilities	69,811	72,612
Operating lease liabilities, noncurrent	25,694	31,202
Other liabilities, noncurrent	14,706	8,734
Total liabilities	110,211	112,548
Commitments and Contingencies
Shareholders’ equity:
Treasury shares at cost, 3,038,865 and zero ordinary shares as of December 31, 2023 and 2022, respectively	(13,155)	0
Additional paid-in capital	916,371	848,609
Accumulated other comprehensive profit (loss)	74	(1,639)
Accumulated deficit	(411,569)	(352,534)
Total shareholders’ equity	491,721	494,436
Total liabilities and shareholders’ equity	601,932	606,984
Common Class A
Shareholders’ equity:
Common stock, value, issued	0	0
Common Class B
Shareholders’ equity:
Common stock, value, issued	$ 0	$ 0